Long-term Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2008	Jul. 31, 2010
Debt Instrument [Line Items]
Repayments of other debt	$ 1,679,000
Interest paid under notes payable		26,000	56,000	91,000
Loan agreements unpaid balance		0
Loan Agreement
Debt Instrument [Line Items]
Aggregate borrowing capacity	5,300,000							4,000,000
Bank Term Loan
Debt Instrument [Line Items]
Bank loan	4,811,000				2,132,000	1,228,000	489,000
Interest on borrowings	5.231%				3.471%	3.40%	6.131%
Monthly installment	$ 112,000				$ 48,000	$ 28,000	$ 11,000
Installment start date	Apr. 01, 2008				Jul. 01, 2011	Jan. 01, 2011	Oct. 01, 2008
Installment end date	Mar. 01, 2012				Jun. 01, 2015	Dec. 01, 2014	Sep. 01, 2012